Financial Instruments (Details 3) - NIS [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Total liabilities from financing activities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, 1 January 2017	$ 10,068
Cash flows	7,117
Foreign exchange movement	(1,631)
Changes in fair values	(8,517)
Ending balance, December 31, 2017	7,037
Warrants exercisable into shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, 1 January 2017	10,068
Cash flows	7,117
Foreign exchange movement	(1,631)
Changes in fair values	(8,517)
Ending balance, December 31, 2017	$ 7,037